File Numbers:

811-21576

333-115091

United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 27                                   X

                           and

THE INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No. 27                                   X

Stock Dividend Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

8150 N. Central Expressway  #M1120, Dallas, Texas 75206

(Address of Principal Executive Offices)

214-360-7418(Registrant Telephone Number)

Laura S. Adams  8150 N. Central Expressway #M1120  Dallas, Texas  75206

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)

    Signatures –

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Stock Dividend Fund, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement under Rule 485(b) under the Securities Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas and State of Texas on the 25th day of February, 2021.

Stock Dividend Fund, Inc.                  By: /s/ Laura S. Adams

                                           ------------------------

                                           Laura S. Adams, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                       Title                       Date

By: /s/ Laura S. Adams           President, Treasurer,       2/25/21

----------------------           Secretary and Director,

Laura S. Adams                   Principal financial officer,

                                 Principal accounting officer

By: /s/ Yolawnde F. Malone       Director                    2/25/21

--------------------------

Yolawnde F. Malone

By: /s/ Vicky L. Hubbard         Director                    2/25/21

------------------------

Vicky L. Hubbard

   Exhibit Index –

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase